Segment Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Line Items]
Percentage of total revenue					92.00%	91.00%
Total revenue, percentage					8.00%	9.00%
Reportable segment			1		1
Long-lived assets percentage			95.00%		5.00%	100.00%
Percentage of revenue from within india	94.00%	86.00%	85.00%	91.00%
Percentage of revenue from market outside	6.00%	14.00%	15.00%	9.00%
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The CODM makes decisions on resource allocation, assesses performance of the business, and monitors budget versus actual results using gross margins and net income / loss from operations.
Property, Plant and Equipment [Member]
Segment Information [Line Items]
Long-lived assets percentage					100.00%